Consolidated Statement Of Cash Flows (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Expected credit losses	R$ 1,700,492	R$ 1,133,711	R$ 788,054
Deferred income tax and social contribution	(410,359)	(186,983)	(65,948)
Interest expense on loans and borrowings	80,109	44,385
Effect of changes in exchange on loans and borrowings	(64,845)
Effect of changes in exchange rates on cash and cash equivalents	10,714	(76)	13
Financial assets measured at amortized cost	(17,711,232)	(10,024,353)	(6,426,076)
Debt issued, other borrowed funds, debentures and other financial liabilities	3,447,926	133,211	193,986
Other liabilities	810,586	1,000,252	137,226
Derivative instruments	265,599	(412,856)	24,303
Net cash flows provided by (used in) operating activities	(463,158)	486,950	(33,307)
Net cash (used in) investing activities	(162,387)	(107,791)	(77,994)
Loan proceeds	440,625	437,780
Payment of borrowings	(228,185)
Interest in borrowings paid	(42,215)
Net cash flows provided by (used in) financing activities	84,128	572,787	(69,752)
Increase / (decrease) in cash and cash equivalents	(541,417)	951,946	(181,053)
Effect of changes in Exchange rates on cash and cash equivalents	(10,714)	76	(13)
Cash and cash equivalents at the beginning of the period	1,405,410	453,388	634,454
Cash and cash equivalents at the end of the period	853,279	1,405,410	453,388
Increase / (decrease) in cash and cash equivalents	(552,131)	952,022	(181,066)
Interest paid	(1,989,564)	(1,440,078)	(556,856)
Interest received	7,723,835	5,758,039	3,501,455
Original [Member]
IfrsStatementLineItems [Line Items]
Expected credit losses	(1,700,492)	(1,133,711)	(788,054)
Deferred income tax and social contribution	290,208	246,655	155,577
Interest expense on loans and borrowings	67,481
Effect of changes in exchange on loans and borrowings
Effect of changes in exchange rates on cash and cash equivalents
Financial assets measured at amortized cost	(14,309,750)	(7,756,931)	(4,849,968)
Debt issued, other borrowed funds, debentures and other financial liabilities	3,488,502	539,421	60,186
Other liabilities	82,475	158,348	49,503
Derivative instruments	264,102	(410,795)
Net cash flows provided by (used in) operating activities	(409,622)	487,031	(33,318)
Net cash (used in) investing activities	(162,387)	(107,791)	(77,994)
Loan proceeds	353,904
Payment of borrowings	(247,929)	(5)	(2)
Interest in borrowings paid
Net cash flows provided by (used in) financing activities	19,878	572,782	(69,754)
Increase / (decrease) in cash and cash equivalents	(552,131)	952,022	(181,066)
Effect of changes in Exchange rates on cash and cash equivalents
Cash and cash equivalents at the beginning of the period	1,405,410	453,388	634,454
Cash and cash equivalents at the end of the period	853,279	1,405,410	453,388
Increase / (decrease) in cash and cash equivalents	(552,131)	952,022	(181,066)
Interest paid
Interest received
Adjustments [Member]
IfrsStatementLineItems [Line Items]
Expected credit losses	3,400,984	2,267,422	1,576,108
Deferred income tax and social contribution	(700,567)	(433,638)	(221,525)
Interest expense on loans and borrowings	12,628
Effect of changes in exchange on loans and borrowings	(64,845)
Effect of changes in exchange rates on cash and cash equivalents	10,714	(76)	13
Financial assets measured at amortized cost	(3,401,482)	(2,267,422)	(1,576,108)
Debt issued, other borrowed funds, debentures and other financial liabilities	(40,576)	(406,210)	133,800
Other liabilities	728,111	841,904	87,723
Derivative instruments	1,497	(2,061)
Net cash flows provided by (used in) operating activities	(53,536)	(81)	11
Net cash (used in) investing activities
Loan proceeds	86,721
Payment of borrowings	19,744	5	2
Interest in borrowings paid	(42,215)
Net cash flows provided by (used in) financing activities	64,250	5	2
Increase / (decrease) in cash and cash equivalents	10,714	(76)	13
Effect of changes in Exchange rates on cash and cash equivalents	(10,714)	76	(13)
Cash and cash equivalents at the beginning of the period
Cash and cash equivalents at the end of the period
Increase / (decrease) in cash and cash equivalents
Interest paid
Interest received